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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21284

Nicholas-Applegate Convertible & Income Fund
(Registrant Name)

1345 Avenue of the Americas New York, New York		10105
(Address of Principal Executive Offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:          212-739-3371

Date of Fiscal Year End:      February 28, 2010

Date of Reporting Period:      May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)		Value*
CORPORATE BONDS & NOTES - 47.7%
	Advertising - 1.0%
$9,410	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-		$8,163,175
	Aerospace & Defense - 1.0%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB+		1,639,175
6,305	DigitalGlobe, Inc., 10.50%, 5/1/14 (a) (b)	Ba3/BB		6,509,913
				8,149,088
	Apparel - 1.2%
10,695	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+		10,374,150
	Auto Components - 3.0%
12,195	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3	/B-	10,304,775
11,305	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+		9,665,775
8,093	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC		5,017,660
				24,988,210
	Banks - 0.6%
6,456	GMAC LLC, 6.75%, 12/1/14 (a) (b)	NR/CCC		5,396,629
	Chemicals - 0.2%
4,890	Momentive Performance Materials, Inc., 9.75%, 12/1/14 (c)	Caa2/CC		1,882,650
	Commercial Services & Supplies - 2.8%
13,665	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-		9,428,850
11,810	Hertz Corp., 10.50%, 1/1/16	B2/CCC+		10,333,750
4,835	Interface, Inc., 9.50%, 2/1/14	B3/B-		3,710,862
				23,473,462
	Construction & Engineering - 1.3%
11,735	MasTec, Inc., 7.625%, 2/1/17	B1/B+		10,502,825
	Distribution/Wholesale - 0.6%
5,420	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+		4,661,200
	Diversified Financial Services - 1.9%
	Ford Motor Credit Co. LLC
10,795	7.00%, 10/1/13	Caa1/CCC+		8,718,776
8,080	9.875%, 8/10/11	Caa1/CCC+		7,379,811
				16,098,587
	Diversified Telecommunication - 1.0%
9,150	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2	/B-	8,703,938
	Electric - 0.6%
7,475	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	Caa1/B-		5,344,625
	Electrical Components & Equipment - 1.3%
7,500	Anixter, Inc., 10.00%, 3/15/14	Ba2/BB+		7,462,500
3,430	Baldor Electric Co., 8.625%, 2/15/17	B3/B		3,138,450
				10,600,950
	Entertainment - 1.6%
12,940	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+		13,069,399
	Food & Staples Retailing - 0.8%
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC		6,565,400

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Health Care Providers & Services - 5.0%
$7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B	$7,165,875
12,725	AMR Holdings Co., Inc., 10.00%, 2/15/15	B1/B	13,011,312
3,000	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a) (b)	Ba2/BB+	2,932,500
7,515	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	7,815,600
8,065	HCA, Inc., 9.25%, 11/15/16	B2/BB-	7,944,025
3,585	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB	2,706,675
			41,575,987
	Holding Companies-Diversified - 0.3%
2,000	Kansas City Southern Railway, 13.00%, 12/15/13	B2/B+	2,110,000
	Household Durables - 1.2%
2,250	DR Horton, Inc., 6.50%, 4/15/16	Ba3/BB-	1,935,000
10,090	Jarden Corp., 7.50%, 5/1/17	B3/B-	8,778,300
			10,713,300
	IT Services - 0.6%
10,325	Unisys Corp., 8.00%, 10/15/12	Caa1/CC	4,930,188
	Leisure Time - 0.9%
14,560	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	7,644,000
	Lodging - 0.3%
2,385	Mandalay Resort Group, 1.977%, 3/21/33, FRN (e) (g)	Caa2/CCC+	2,575,929
	Machinery - 0.4%
9,875	Accuride Corp., 8.50%, 2/1/15	Ca/CC	2,962,500
	Media - 1.0%
8,330	Mediacom LLC , 9.50%, 1/15/13	B3/B-	7,996,800
	Metals & Mining - 0.9%
5,305	RathGibson, Inc., 11.25%, 2/15/14	Caa2/CCC+	1,883,275
6,000	Steel Dynamics, Inc., 7.375%, 11/1/12	Ba2/BB+	5,550,000
			7,433,275
	Miscellaneous Manufacturing - 2.3%
13,610	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	10,207,500
2,155	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/CCC+	961,669
9,710	Polypore, Inc., 8.75%, 5/15/12	B3/B-	8,253,500
			19,422,669
	Oil, Gas & Consumable Fuels - 2.1%
6,510	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	5,647,425
5,605	OPTI Canada, Inc., 8.25%, 12/15/14	B3/B	3,895,475
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a) (b)	B3/B-	8,378,125
			17,921,025
	Paper & Forest Products - 1.2%
11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	6,145,125
12,945	NewPage Corp., 12.00%, 5/1/13	Caa1/CCC+	4,304,213
			10,449,338
	Pipelines - 0.8%
9,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	6,665,750

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Retail - 3.2%
$2,880	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	Caa1/CCC	$2,102,400
8,405	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa2/CCC	6,766,025
1,000	Inergy L.P., 8.25%, 3/1/16	B1/B+	982,500
8,310	Michaels Stores, Inc., 10.00%, 11/1/14	Caa2/CCC	6,024,750
10,490	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	5,612,150
5,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B-	5,153,363
			26,641,188
	Semiconductors & Semiconductor Equipment - 1.2%
11,565	Amkor Technology, Inc., 9.25%, 6/1/16	B2/B+	10,379,588
	Software - 1.0%
12,395	First Data Corp., 9.875%, 9/24/15	Caa1/B-	8,490,575
	Telecommunications - 3.4%
7,680	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	7,948,800
13,540	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (f)	WR/NR	84,625
6,895	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16 (a) (b)	B3/BB-	6,895,000
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	6,555,450
5,385	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	4,281,075
3,980	West Corp., 11.00%, 10/15/16	Caa1/B-	3,402,900
			29,167,850
	Textiles, Apparel & Luxury Goods - 0.6%
5,340	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B+	4,779,300
	Wireless Telecommunication Services - 2.4%
5,750	Crown Castle International Corp., 9.00%, 1/15/15	B2/B+	5,836,250
14,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	14,554,999
			20,391,249

	Total Corporate Bonds & Notes (cost-$490,435,651)		400,224,799

CONVERTIBLE BONDS & NOTES - 34.6%
	Aerospace & Defense - 0.8%
7,535	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	6,831,231
	Banks - 0.9%
7,805	National City Corp., 4.00%, 2/1/11	A3/A	7,463,531
	Commercial Services & Supplies - 1.0%
510	Bowne & Co., Inc., 6.00%, 10/1/33 (c)	B3/CCC+	491,513
8,630	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	7,281,563
			7,773,076
	Computers - 0.9%
8,805	Maxtor Corp., 2.375%, 8/15/12	NR/B	7,187,081
	Diversified Telecommunication - 1.2%
6,855	QWest Communications International, 3.50%, 11/15/25	B1/B+	6,932,119
3,935	TW Telecom, Inc., 2.375%, 4/1/26	B3/CCC+	3,492,313
			10,424,432
	Electrical Equipment - 4.2%
8,185	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	6,998,175
10,240	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	7,526,400
8,880	General Cable Corp., 0.875%, 11/15/13	B1/B+	8,313,900
18,700	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	12,487,860
			35,326,335

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Energy Equipment & Services - 0.3%
$3,120	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (c)	NR/BB-	$2,613,000
	Entertainment - 0.8%
6,450	Macrovision Corp., 2.625%, 8/15/11	NR/B	6,441,938
	Health Care Providers & Services - 1.3%
4,625	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	4,399,531
9,880	Omnicare, Inc., 3.25%, 12/15/35	B3/B+	6,953,050
			11,352,581
	Insurance - 0.6%
5,325	Prudential Financial, Inc., zero coupon, 12/15/37, FRN	Baa2/A	5,340,975
	Internet Software & Services - 2.3%
8,495	Alliance Data Systems Corp., 1.75%, 8/1/13 (a) (b)	NR/NR	6,211,969
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B-	7,315,262
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	5,850,444
			19,377,675
	Life Sciences Tools & Services - 0.8%
6,900	Life Technologies Corp., 3.25%, 6/15/25	NR/BB+	6,951,750
	Machinery - 0.9%
8,565	AGCO Corp., 1.25%, 12/15/36	NR/BB	7,911,919
	Media - 2.8%
8,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	7,515,400
8,080	Liberty Media LLC, 3.125%, 3/30/23	Ba2/BB+	6,918,500
9,220	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	8,828,150
			23,262,050
	Oil, Gas & Consumable Fuels - 2.7%
10,155	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	9,342,600
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	5,842,500
7,690	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	7,286,275
			22,471,375
	Pharmaceuticals - 1.3%
6,920	Mylan, Inc., 1.25%, 3/15/12	NR/B+	6,106,900
4,985	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba2/BB+	4,860,375
			10,967,275
	Real Estate Investment Trusts (REIT) - 5.5%
8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	7,202,563
9,390	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	6,526,050
8,365	Digital Realty Trust LP, 5.50%, 4/15/29 (a) (b)	NR/NR	8,211,921
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	6,779,250
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB-	6,013,512
12,325	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	11,000,062
			45,733,358
	Semiconductors & Semiconductor Equipment - 2.1%
10,140	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	6,350,175
4,500	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	5,293,125
6,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	5,739,550
			17,382,850

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Specialty Retail - 2.4%
$19,932	Sonic Automotive, Inc., 6.00%, 5/15/12 (e)	Caa2/NR	$19,932,433
	Telecommunications - 1.1%
9,455	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	9,384,087
	Textiles, Apparel & Luxury Goods - 0.7%
6,225	Iconix Brand Group, Inc., 1.875%, 6/30/12	B3/B	5,509,125

	Total Convertible Bonds & Notes (cost-$273,453,724)		289,638,077
Shares
(000)
CONVERTIBLE PREFERRED STOCK - 12.8%
	Capital Markets - 0.6%
	Lehman Brothers Holdings, Inc. (d) (e) (f),
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,869,882
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,889,980
			4,759,862
	Chemicals - 0.4%
123	Celanese Corp., 4.25%, 12/31/49	NR/NR	3,517,749
	Commercial Banks - 1.6%
43	Fifth Third Bancorp, 8.50%, 12/31/49	Baa3/BBB-	3,766,010
13	Wells Fargo & Co., 7.50%, 12/31/49	Ba3/A	9,722,250
			13,488,260
	Commercial Services & Supplies - 0.1%
82	United Rentals Trust I, 6.50%, 8/1/28	Caa1/B1	1,170,219
	Diversified Financial Services - 2.0%
14	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	10,579,199
172	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	Ca/C	6,648,850
			17,228,049
	Electric - 1.1%
243	AES Trust III, 6.75%, 10/15/29	B3/B	9,405,284
	Food Products - 0.7%
69	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	5,725,103
	Household Durables - 0.9%
12	Stanley Works, 5.125%, 5/17/12, FRN	A3/BBB+	7,293,038
	Insurance - 0.7%
334	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	5,859,595
	Metals & Mining - 1.0%
102	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	8,631,744
	Oil, Gas & Consumable Fuels - 1.0%
119	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	8,407,125
	Pharmaceuticals - 0.7%
26	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	5,756,807
	Real Estate Investment Trusts (REIT) - 0.5%
414	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	2,424,532
37	Simon Property Group, Inc., 6.00%, 12/31/49	Baa1/BBB	1,761,800
			4,186,332

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Sovereign - 1.5%
93	Eksportfinans A/S, 10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	$12,246,131

	Total Convertible Preferred Stock (cost-$168,243,241)		107,675,298

U.S. GOVERNMENT SECURITIES - 3.1%
Principal
Amount
(000)
$25,715	United States Treasury Notes, 12.50%, 8/15/14 (cost-$28,248,108)		26,355,869

COMMON STOCK - 0.3%
Shares
(000)
	Retail-Automobile - 0.3%
235	Sonic Automotive, Inc. Cl. A (g) (cost-$1,075,565)		2,230,399

SHORT-TERM INVESTMENTS - 1.5%
Principal
Amount
(000)
	Time Deposit - 1.5%
$12,896	Citibank-Nassau, 0.060%, 6/1/09 (cost-$12,895,573)		12,895,573

Total Investments (cost-$974,351,862) -100.0%			$839,020,015

Notes to Schedule of Investments:

*     Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates fair value, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

(a)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Private Placement—Restricted as to resale and may not have a readily available market.
Securities with an aggregate market value of $53,364,207, representing 6.4% of total investments.
(c)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(e)	Fair-Valued—Securities with an aggregate value of $27,268,224 representing 3.3%, of total investments.
(f)	In default.
(g)	Non-income producing

Glossary:
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2009.
NR – Not Rated
WR – Withdrawn Rating

Fair Value Measurements—The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access.
  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. ) or quotes from inactive exchanges.
  Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset or liability's level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2009 (unaudited)

The following is a summary of the inputs used at May 31, 2009 in valuing the Fund's investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$91,137,904
Level 2 — Other Significant Observable Inputs	720,613,887
Level 3 — Significant Unobservable Inputs	27,268,224
Total	$839,020,015

A roll forward of fair value measurement using significant unobservable inputs (Level 3) at May 31, 2009, was as follows:

Investments in
Securities
Beginning balance, February 28, 2009	$22,566,591
Net purchases (sales) and settlements	(1,075,566)
Accrued discounts (premiums)	40,999
Total realized gain (loss)	-
Total change in unrealized appreciation/depreciation	5,736,200
Transfers in and/or out of Level 3	-
Ending balance, May 31, 2009	$27,268,224

Net change in unrealized appreciation/
depreciation on investments held at
May 31, 2009	$ -

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2009